OMB APPROVAL

OMB Number: 3235-0578

Expires: January 31, 2016

Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21938

ING Risk Managed Natural Resources Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Risk Managed Natural Resources Fund

The schedules are not audited.

ING RISK MANAGED NATURAL RESOURCES FUND	PORTFOLIO OF INVESTMENTS as of May 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.6%
		Energy: 79.5%
90,937		Anadarko Petroleum Corp.	$7,954,259	3 .0
41,878		Apache Corp.	3,439,440	1 .3
96,488		Arch Coal, Inc.	497,878	0 .2
54,090		Baker Hughes, Inc.	2,460,013	0 .9
33,600	@	Basic Energy Services, Inc.	448,560	0 .2
42,309		Cabot Oil & Gas Corp.	2,976,861	1 .1
61,112	@	Cameron International Corp.	3,719,887	1 .4
77,700		Canadian Natural Resources Ltd.	2,313,129	0 .9
64,033		Chesapeake Energy Corp.	1,398,481	0 .5
240,782		Chevron Corp.	29,555,990	11 .1
10,300		Cimarex Energy Co.	722,442	0 .3
25,900	@	Cobalt International Energy, Inc.	671,846	0 .2
7,000	@	Concho Resources, Inc.	585,620	0 .2
96,662		ConocoPhillips	5,929,247	2 .2
57,735		Consol Energy, Inc.	2,002,250	0 .7
9,728	@	Continental Resources, Inc.	789,233	0 .3
69,450	@	Denbury Resources, Inc.	1,274,408	0 .5
40,267		Devon Energy Corp.	2,289,179	0 .9
10,546		Diamond Offshore Drilling	725,670	0 .3
20,200	@	Energy XXI Bermuda Ltd.	515,706	0 .2
21,472	@	Ensco PLC	1,291,970	0 .5
51,424		EOG Resources, Inc.	6,638,838	2 .5
13,907		EQT Corp.	1,110,891	0 .4
356,548		ExxonMobil Corp.	32,256,898	12 .1
39,475	@	FMC Technologies, Inc.	2,197,179	0 .8
24,300	@	Forum Energy Technologies, Inc.	721,467	0 .3
54,800	@	FX Energy, Inc.	224,132	0 .1
167,222		Halliburton Co.	6,998,241	2 .6
9,817		Helmerich & Payne, Inc.	606,102	0 .2
41,221		Hess Corp.	2,778,708	1 .0
11,100		HollyFrontier Corp.	549,450	0 .2
58,356		Kinder Morgan, Inc./Delaware	2,216,361	0 .8
22,100	@	Laredo Petroleum Holdings, Inc.	427,856	0 .2
120,262		Marathon Oil Corp.	4,135,810	1 .5
30,615		Marathon Petroleum Corp.	2,525,738	0 .9
32,800	@	MEG Energy Corp.	929,505	0 .3
22,712		Murphy Oil Corp.	1,438,124	0 .5
49,501	@	Nabors Industries Ltd.	792,511	0 .3
50,196		National Oilwell Varco, Inc.	3,528,779	1 .3
43,424	@	Newfield Exploration Co.	1,033,057	0 .4
50,244	@	Noble Corp.	1,946,955	0 .7
45,372		Noble Energy, Inc.	2,615,696	1 .0
16,200	@	Oasis Petroleum, Inc.	601,992	0 .2
112,189		Occidental Petroleum Corp.	10,329,241	3 .9
10,800		Patterson-UTI Energy, Inc.	226,908	0 .1
36,311		Peabody Energy Corp.	714,237	0 .3
70,465		Phillips 66	4,690,855	1 .8
38,609		Pioneer Natural Resources Co.	5,354,296	2 .0
400		Plains Exploration & Production Co.	16,001	0 .0
16,493		QEP Resources, Inc.	467,741	0 .2
45,217		Range Resources Corp.	3,399,414	1 .3
60,554	@	Rowan Companies PLC	2,012,815	0 .8
12,227		Royal Dutch Shell PLC — Class A ADR	811,506	0 .3
201,474		Schlumberger Ltd.	14,713,646	5 .5
14,300		SM Energy Co.	867,152	0 .3
58,563	@	Southwestern Energy Co.	2,207,239	0 .8
83,146		Spectra Energy Corp.	2,541,773	0 .9
32,800		Statoil ASA ADR	738,656	0 .3
54,600		Suncor Energy, Inc.	1,654,926	0 .6
37,700	@	Superior Energy Services	1,005,836	0 .4
8,662		Technip S.A.	962,898	0 .4
50,428		Tesoro Corp.	3,108,886	1 .2
20,700	@	Unit Corp.	935,019	0 .3
97,783		Valero Energy Corp.	3,972,923	1 .5
98,765		Williams Companies, Inc.	3,474,553	1 .3
18,487	@	WPX Energy, Inc.	356,060	0 .1
			212,398,940	79 .5

		Industrials: 0.2%
2,900		Union Pacific Corp.	448,398	0 .2

		Materials: 18.9%
15,799		Air Products & Chemicals, Inc.	1,491,584	0 .6
5,423		Airgas, Inc.	557,972	0 .2
63,800		Alamos Gold, Inc.	924,923	0 .3
83,587		Alcoa, Inc.	710,489	0 .3
8,747		Allegheny Technologies, Inc.	241,155	0 .1
26,807		Antofagasta PLC	380,438	0 .1
11,806		Ball Corp.	509,547	0 .2
8,413		Bemis Co., Inc.	329,369	0 .1
9,200		Celanese Corp.	454,020	0 .2
55,400		Centerra Gold, Inc.	204,126	0 .1
7,914		CF Industries Holdings, Inc.	1,511,257	0 .6
11,922		Cliffs Natural Resources, Inc.	215,073	0 .1
38,300	@	Dominion Diamond Corp.	583,320	0 .2
16,500		Domtar Corp.	1,195,755	0 .4
90,407		Dow Chemical Co.	3,115,425	1 .2
12,141		Eastman Chemical Co.	870,752	0 .3
19,927		Ecolab, Inc.	1,683,234	0 .6
70,133		EI Du Pont de Nemours & Co.	3,912,720	1 .5
59,862		Eldorado Gold Corp.	477,100	0.2

ING RISK MANAGED NATURAL RESOURCES FUND	PORTFOLIO OF INVESTMENTS as of May 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
10,837		FMC Corp.	$679,588	0 .3
143,328		Freeport-McMoRan Copper & Gold, Inc.	4,450,325	1 .7
56,664		GoldCorp, Inc.	1,649,489	0 .6
16,269		HudBay Minerals, Inc.	129,462	0 .0
6,528		International Flavors & Fragrances, Inc.	524,133	0 .2
38,720		International Paper Co.	1,786,928	0 .7
69,200	@	Lundin Mining Corp.	285,010	0 .1
28,503	@	LyondellBasell Industries NV Class A	1,899,725	0 .7
14,025		MeadWestvaco Corp.	490,875	0 .2
40,222		Monsanto Co.	4,047,942	1 .5
34,561		Mosaic Co.	2,102,000	0 .8
49,975		Newmont Mining Corp.	1,713,143	0 .6
24,305		Nucor Corp.	1,081,816	0 .4
13,453	@	Owens-Illinois, Inc.	369,285	0 .1
10,875		PPG Industries, Inc.	1,670,509	0 .6
22,234		Praxair, Inc.	2,542,013	0 .9
5,600		Randgold Resources Ltd. ADR	438,928	0 .2
13,189		Rio Tinto PLC	563,317	0 .2
11,800		Royal Gold, Inc.	646,168	0 .2
15,960		Sealed Air Corp.	383,359	0 .1
6,572		Sherwin-Williams Co.	1,239,019	0 .5
9,425		Sigma-Aldrich Corp.	788,495	0 .3
34,500	@	Stillwater Mining Co	413,655	0 .2
14,382		Teck Cominco Ltd. — Class B	383,856	0 .1
46,713	@	Thompson Creek Metals Co., Inc.	164,430	0 .1
11,853		United States Steel Corp.	209,680	0 .1
10,367		Vulcan Materials Co.	555,464	0 .2
			50,576,873	18 .9

		Total Common Stock (Cost $223,148,739)	263,424,211	98.6

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.4%
		Options on Indices: 0.4%
2,666,960	@	Put on Energy Select Sector SPDR Index, Strike @ 75.650, Exp. 06/21/13 Counterparty: Citigroup, Inc.	869,936	0 .3
1,330,910	@	Put on Materials Select Sector SPDR Fund, Strike @ 37.900, Exp. 06/21/13 Counterparty: Citigroup, Inc.	231,487	0 .1
			1,101,423	0 .4

		Total Purchased Options (Cost $4,714,530)	1,101,423	0 .4

		Total Long-Term Investments (Cost $227,863,269)	264,525,634	99 .0

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.1%
		Mutual Funds: 1.1%
2,809,790		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $2,809,790)	2,809,790	1 .1

		Total Short-Term Investments (Cost $2,809,790)	2,809,790	1 .1

		Total Investments in Securities (Cost $230,673,059)	$267,335,424	100 .1
		Liabilities in Excess of Other Assets	(205,549)	(0 .1)
		Net Assets	$267,129,875	100 ..0

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $232,561,588.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$52,933,646
Gross Unrealized Depreciation	(18,159,810)
Net Unrealized Appreciation	$34,773,836

ING RISK MANAGED NATURAL RESOURCES FUND	PORTFOLIO OF INVESTMENTS as of May 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Asset Table
Investments, at fair value
Common Stock
Energy	$211,420,041	$962,898	$16,001	$212,398,940
Industrials	448,398	—	—	448,398
Materials	49,194,190	1,382,683	—	50,576,873
Total Common Stock	261,062,629	2,345,581	16,001	263,424,211
Purchased Options	—	1,101,423	—	1,101,423
Short-Term Investments	2,809,790	—	—	2,809,790
Total Investments, at fair value	$263,872,419	$3,447,004	$16,001	$267,335,424
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(1,132,184)	$—	$(1,132,184)
Total Liabilities	$—	$(1,132,184)	$—	$(1,132,184)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING Risk Managed Natural Resources Fund Written OTC Options on May 31, 2013:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
1,556,990	Citigroup, Inc.	Call on Energy Select Sector SPDR Index	82.120 USD	06/21/13	$2,084,187	$(809,391)
774,842	Citigroup, Inc.	Call on Materials Select Sector SPDR Fund	41.260 USD	06/21/13	521,081	(113,356)
2,666,960	Citigroup, Inc.	Put on Energy Select Sector SPDR Index	69.680 USD	06/21/13	1,401,754	(152,784)
1,330,910	Citigroup, Inc.	Put on Materials Select Sector SPDR Fund	34.900 USD	06/21/13	297,326	(56,653)
				Total Written OTC Options	$4,304,348	$(1,132,184)

ING RISK MANAGED NATURAL RESOURCES FUND	PORTFOLIO OF INVESTMENTS as of May 31, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of May 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Derivative Type	Fair Value
Assset Derivatives
Equity contracts	Purchased Options	$1,101,423
Total Asset Derivatives		$1,101,423
Liability Derivatives
Equity contracts	Writen options	$1,132,184
Total Liability Derivatives		$1,132,184

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral (received)/pledged, if any, at May 31, 2013(1):

Counterparty	Total Fair Value of OTC Derivative Instruments(2)	Collateral (Received)/Pledged	Net Exposure at May 31, 2013(3)
Citigroup, Inc.	$(30,761)	$—	$(30,761)

(1)	Please refer to the table above for the gross fair values of all open OTC derivative instruments broken down by assets and liabilities at May 31, 2013.

(2)	Represents the net fair value of all open OTC derivative instruments with each respective broker(s).

(3)	Net exposure represents the fair value of the net receivable/(payable) that would be due from/(to) the counterparty in the event of default.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Risk Managed Natural Resources Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 26, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 26, 2013